Document And Entity Information	Sep. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	AYTU BIOPHARMA, INC.
Document, Type	8-K
Document, Period End Date	Sep. 22, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38247
Entity, Tax Identification Number	47-0883144
Entity, Address, Address Line One	7900 East Union Avenue
Entity, Address, Address Line Two	Suite 920
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	437-6580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AYTU
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001385818